Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,991,072,500.00
Previously Paid Amount	0.00
Total Fee Amount	869,223.31
Total Offset Amount	0.00
Net Fee	869,223.31
Narrative - Max Aggregate Offering Price	$ 9,991,072,500.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true